UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
August 31, 2014 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)
Banks--2.0%
Comerica	111,950		5,635,563
KeyCorp	89,250		1,214,692
			6,850,255
Capital Goods--10.2%
3M	20,000		2,880,000
Boeing	13,100		1,661,080
Caterpillar	31,250		3,408,437
Fluor	47,150		3,483,913
General Electric	89,050		2,313,519
Ingersoll-Rand	25,350		1,526,070
Jacobs Engineering Group	24,600	a	1,326,186
Lockheed Martin	19,800		3,445,200
Masco	137,550		3,228,298
Pall	10,000		843,700
Parker Hannifin	34,700		4,007,850
Precision Castparts	6,250		1,525,375
Rockwell Automation	7,200		839,592
Snap-on	32,250		4,029,638
			34,518,858
Commercial & Professional Services--.5%
Pitney Bowes	61,300		1,658,778
Consumer Durables & Apparel--.4%
Michael Kors Holdings	18,550	a	1,486,226
Consumer Services--2.0%
Marriott International, Cl. A	96,100		6,669,340
Diversified Financials--3.1%
American Express	55,850		5,001,367
Franklin Resources	15,000		847,800
T. Rowe Price Group	55,700		4,511,422
			10,360,589

Energy--11.4%
Baker Hughes	48,950		3,384,403
ConocoPhillips	79,700		6,473,234
Denbury Resources	216,400		3,726,408
Devon Energy	52,000		3,921,840
EOG Resources	16,250		1,785,550
EQT	18,150		1,797,939
Hess	35,400		3,578,940
Marathon Petroleum	37,800		3,440,178
National Oilwell Varco	41,200		3,560,916
Phillips 66	23,500		2,044,970
Schlumberger	15,950		1,748,758
Spectra Energy	69,050		2,876,623
			38,339,759
Food & Staples Retailing--.9%
Kroger	17,700		902,346
Whole Foods Market	55,000		2,152,700
			3,055,046
Food, Beverage & Tobacco--4.4%
Coca-Cola Enterprises	91,550		4,374,259
Hershey	49,300		4,507,006
Mondelez International, Cl. A	89,900		3,253,481
PepsiCo	28,450		2,631,341
			14,766,087
Health Care Equipment & Services--4.2%
AmerisourceBergen	43,850		3,393,551
Becton Dickinson & Co.	31,500		3,690,855
Cardinal Health	34,800		2,564,760
Cigna	18,150		1,716,990
Edwards Lifesciences	8,600	a	853,636
Patterson	48,250		1,943,028
			14,162,820
Household & Personal Products--1.8%
Clorox	35,400	b	3,136,440
Kimberly-Clark	14,700		1,587,600
Procter & Gamble	14,150		1,176,007
			5,900,047

Insurance--2.1%
ACE	12,700		1,350,391
Marsh & McLennan	37,600		1,996,560
Principal Financial Group	35,400		1,921,866
Travelers	18,750		1,775,813
			7,044,630
Materials--7.1%
Alcoa	143,900		2,390,179
Avery Dennison	64,150		3,087,539
Ball	93,250		5,977,325
Dow Chemical	32,300		1,729,665
Ecolab	14,450		1,659,149
International Flavors & Fragrances	53,750		5,460,462
Sigma-Aldrich	34,250		3,562,000
			23,866,319
Media--4.3%
DIRECTV	19,300	a	1,668,485
Discovery Communications, Cl. A	17,400	a	760,728
Discovery Communications, Cl. C	17,400	a	747,678
Scripps Networks Interactive, Cl. A	60,300		4,806,513
Time Warner	22,900		1,763,987
Time Warner Cable	20,500		3,032,565
Walt Disney	19,400		1,743,672
			14,523,628
Pharmaceuticals, Biotech & Life Sciences--11.4%
Agilent Technologies	98,100		5,607,396
Allergan	13,150		2,152,392
AstraZeneca, ADR	32,725		2,487,427
Biogen Idec	10,950	a	3,756,288
Bristol-Myers Squibb	16,900		855,985
Eli Lilly & Co.	50,050		3,181,178
Gilead Sciences	70,500	a	7,584,390
Merck & Co.	90,200		5,421,922
Novartis, ADR	7,575		680,538
PerkinElmer	18,100		811,785
Waters	40,650	a	4,204,430

Zoetis	50,100		1,775,544
			38,519,275
Retailing--2.3%
Bed Bath & Beyond	13,800	a,b	886,788
Gap	110,350		5,092,652
The TJX Companies	26,950		1,606,490
			7,585,930
Semiconductors & Semiconductor Equipment--2.6%
Applied Materials	158,200		3,655,211
Intel	88,400		3,086,928
Lam Research	29,250		2,103,367
			8,845,506
Software & Services--12.1%
Accenture, Cl. A	21,400		1,734,684
CA	130,950		3,698,028
Cognizant Technology Solutions,
Cl. A	18,200	a	832,286
Google, Cl. A	1,400	a	815,304
Google, Cl. C	1,400	a	800,240
International Business Machines	32,300		6,211,290
Intuit	55,250		4,595,695
Microsoft	177,800		8,077,454
Oracle	131,325		5,453,927
Symantec	55,000		1,335,400
Teradata	77,850	a	3,555,410
Xerox	273,600		3,778,416
			40,888,134
Technology Hardware & Equipment--10.9%
Apple	117,575		12,051,437
Cisco Systems	159,525		3,986,530
Corning	40,300		840,658
EMC	118,375		3,495,614
Hewlett-Packard	115,550		4,390,900
Jabil Circuit	47,200		1,018,576
Motorola Solutions	62,950		3,739,230
QUALCOMM	41,700		3,173,370
Seagate Technology	35,200		2,202,816

TE Connectivity	30,450	1,908,606
		36,807,737
Telecommunication Services--1.4%
AT&T	40,200	1,405,392
Verizon Communications	65,400	3,258,228
		4,663,620
Transportation--3.0%
Norfolk Southern	20,400	2,182,800
Southwest Airlines	184,400	5,902,644
Union Pacific	19,050	2,005,394
		10,090,838
Utilities--.7%
AGL Resources	15,400	820,974
NextEra Energy	16,800	1,653,960
		2,474,934
Total Common Stocks
(cost $243,770,724)		333,078,356

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,299,578)	2,299,578 [c]	2,299,578

Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $456,211)	456,211 [c]	456,211

Total Investments (cost $246,526,513)	99.6%	335,834,145
Cash and Receivables (Net)	.4%	1,180,421
Net Assets	100.0%	337,014,566

ADR - American Depository Receipts

a	Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2014, the value of the fund's securities on loan was $1,324,553 and the value of the collateral held by the fund was $1,352,620, consisting of cash collateral of $456,211 and U.S. Government &
Agency securities valued at $896,409.
c Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized appreciation on investments was $89,307,632 of which $89,795,234 related to appreciated investment securities and $487,602 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.1
Energy	11.4
Pharmaceuticals, Biotech & Life Sciences	11.4
Technology Hardware & Equipment	10.9
Capital Goods	10.2
Materials	7.1
Food, Beverage & Tobacco	4.4
Media	4.3
Health Care Equipment & Services	4.2
Diversified Financials	3.1
Transportation	3.0
Semiconductors & Semiconductor Equipment	2.6
Retailing	2.3
Insurance	2.1
Banks	2.0
Consumer Services	2.0
Household & Personal Products	1.8
Telecommunication Services	1.4
Food & Staples Retailing	.9
Money Market Investments	.8
Utilities	.7
Commercial & Professional Services	.5
Consumer Durables & Apparel	.4
99.6

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	328,424,165	-	-	328,424,165
Equity Securities - Foreign Common Stocks+	4,654,191	-	-	4,654,191
Mutual Funds	2,755,789	-	-	2,755,789

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)